ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2024
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT
Schedule of condensed statements of operations

	For the year ended December 31
	2022	2023	2024
	RMB	RMB	RMB	USD
				(note 2 (al))
	(RMB in thousands)
Net revenue	—	—	—	—
Cost of revenues	—	—	—	—

Gross profit	—	—	—	—

Total operating expenses	(593,204)	(590,323)	(324,964)	(44,520)

Loss from operations	(593,204)	(590,323)	(324,964)	(44,520)

Share of income from subsidiaries and affiliates	1,264,720	4,055,054	93,252	12,775

Interest income/(expenses), net	(19,867)	3,414	(10,308)	(1,412)
Exchange gain/(loss)	(18,586)	10,831	(26,914)	(3,687)
Change in fair value of convertible senior notes	(12,083)	(31,188)	323,474	44,316
Income before income taxes	620,980	3,447,788	54,540	7,472
Income tax expenses	(474)	(345)	—	—
Net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders	620,506	3,447,443	54,540	7,472

Schedule of condensed balance sheets

	December 31, 2023	December 31, 2024
	RMB	RMB	USD
			(note 2 (al))
	(RMB in thousands)
ASSETS
Current assets:
Cash and cash equivalent	414,689	124,313	17,031
Due from subsidiaries	380,447	358,722	49,145
Other current assets	1,637	2,049	281
Total current assets	796,773	485,084	66,457
Investments in subsidiaries	20,354,397	19,608,702	2,686,381
Total assets	21,151,170	20,093,786	2,752,838

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Due to subsidiaries	25,829	26,214	3,591
Short-term borrowings	179,425	162,140	22,213
Convertible senior notes	782,969	—	—
Other current liabilities	6,513	6,523	895
Total current liabilities	994,736	194,877	26,699

Shareholders’ equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 209,920,447 and 211,083,301 shares issued as of December 31, 2023 and December 31, 2024, respectively)	29	29	4
Additional paid-in capital	10,738,376	11,245,665	1,540,650
Accumulated other comprehensive loss	359,584	225,141	30,844
Treasury stock, at cost; 1,360,000 and 5,574,244 ordinary shares as of December 31, 2023 and December 31, 2024	(79,282)	(216,507)	(29,661)
Retained earnings	9,137,727	8,644,581	1,184,302
Total shareholders’ equity	20,156,434	19,898,909	2,726,139

Total liabilities and shareholders’ equity	21,151,170	20,093,786	2,752,838

Schedule of condensed cash flows

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	USD
				(note 2 (al))
	(RMB in thousands)
Cash flows from operating activities:
Net income	620,506	3,447,443	54,540	7,472
Adjustments to reconcile net income to net cash used in operating activities:
Share based compensation charges	579,368	582,596	319,452	43,765
Change in fair value of convertible senior notes	12,083	31,188	(323,474)	(44,316)
Share of income from subsidiaries	(1,264,720)	(4,055,054)	(93,252)	(12,775)
Exchange (gain)/loss	18,586	(10,831)	26,914	3,687
Changes in operating assets and liabilities:
Decrease in due from subsidiaries	1,465,778	(206,412)	—	—
Decrease in due from a related party	3,292	3,454	—	—
(Increase)/decrease in other current assets	(1,279)	34	—	—
Increase/(Decrease) in due to subsidiaries	(1,445,183)	25,829	385	53
Decrease in due to a related party	(12,142)	—	—	—
Increase/(decrease) in other current liabilities	(6,403)	(460)	10	1
Net cash used in operating activities	(30,114)	(182,213)	(16,222)	(2,222)

Cash flows from investing activities:
Cash collection for loans from subsidiaries	735,673	553,984	633,977	86,854
Cash paid for loans to subsidiaries	(289,620)	—	—	—
Net cash used in investing activities	446,053	553,984	633,977	86,854

Cash flows from financing activities:
Proceeds from exercise of share options	5,024	—	3,691	506
Repurchase of shares	—	(79,282)	(874,964)	(119,870)
Repayments of borrowing	—	—	(543,675)	(74,483)
Proceeds from bank borrowings	—	179,425	526,390	72,115
Dividend distribution	—	(559,599)	(547,686)	(75,034)
Dividends received from a subsidiary (offset with loans to the subsidiary)	—	—	550,880	75,470
Net cash provided by/(used in) financing activities	5,024	(459,456)	(885,364)	(121,296)

Effect of foreign exchange rate changes on cash and cash equivalents	36,710	9,934	(22,767)	(3,118)

Net increase/(decrease) in cash and cash equivalents	457,673	(77,751)	(290,376)	(39,781)
Cash and cash equivalents, beginning of year	34,767	492,440	414,689	56,812

Cash and cash equivalents, end of year	492,440	414,689	124,313	17,031

Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period	1,169	—	—	—
Conversion of convertible senior notes to ordinary shares	340,330	247,290	465,167	63,728
Offset of dividend receivable with loans to a subsidiary	—	—	610,000	83,570